Offerings - Offering: 1	Mar. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,084,462,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 425,964.31
Offering Note	As of March 6, 2026, the maximum number of shares of DigitalBridge common stock to which this transaction applies is estimated to be 194,595,260, which consists of: i. 183,014,278 issued and outstanding shares of DigitalBridge common stock; ii. 5,488,714 shares of DigitalBridge common stock underlying issued and outstanding Company OP common units not owned by DigitalBridge; iii. 2,676,000 shares of DigitalBridge common stock underlying DigitalBridge warrants to purchase shares of DigitalBridge common stock; iv. 1,776,774 shares of DigitalBridge common stock reserved for issuance pursuant to certain future awards under the DigitalBridge equity incentive plan; v. 45,924 shares of DigitalBridge common stock underlying DigitalBridge DSU awards; and vi. 1,593,570 shares of DigitalBridge common stock underlying certain DigitalBridge restricted stock awards, DigitalBridge RSU awards and DigitalBridge PSU awards. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Rule 0-11 promulgated thereunder, the proposed maximum aggregate value of transaction, estimated solely for the purposes of calculating the filing fee, as of March 6, 2026, was calculated based on the sum of: i. 183,014,278 issued and outstanding shares of DigitalBridge common stock as of March 6, 2026, multiplied by $16.00 per share; ii. 5,488,714 shares of DigitalBridge common stock underlying issued and outstanding Company OP common units not owned by DigitalBridge as of March 6, 2026, multiplied by $16.00 per Company OP common unit; iii. 1,338,000 shares of DigitalBridge common stock underlying DigitalBridge warrants as of March 6, 2026, multiplied by $4.00 (which is the difference between the per share merger consideration of $16.00 and the $12.00 exercise price of such DigitalBridge warrants); iv. 1,338,000 shares of DigitalBridge common stock underlying DigitalBridge warrants as of March 6, 2026, multiplied by $6.28 (which is the difference between the per share merger consideration of $16.00 and the $9.72 exercise price of such DigitalBridge warrants); v. 1,776,774 shares of DigitalBridge common stock reserved for issuance pursuant to certain future awards under the DigitalBridge equity incentive plan as of March 6, 2026, multiplied by $16.00 per share; vi. 45,924 shares of DigitalBridge common stock underlying DigitalBridge DSU awards as of March 6, 2026, multiplied by $16.00 per share; and vii. 1,593,570 shares of DigitalBridge common stock underlying certain DigitalBridge restricted stock awards, DigitalBridge RSU awards and DigitalBridge PSU awards as of March 6, 2026, multiplied by $16.00 per share, plus an amount equal to the accumulated dividend equivalents credited in respect of such award. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in note (1) by 0.00013810.